UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13-F

                     FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Turner Investment Management, LLC
Address:  1205 Westlakes Drive, Suite 100
          Berwyn, PA  19312

13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Antoinette C. Robbins
Title:   Chief Compliance Officer
Phone:   484-329-2808
Signature, Place, and Date of Signing:

   Antoinette C. Robbins    Berwyn, PA    February 10, 2004

Report Type (Check only one):

[ x ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    103
Form 13F Information Table Value Total:    $109187
                                           thousands

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE

                               TITLE                  VALUE   SHARES   SH/ CALL/ INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 of CLASS   CUSIP      (x$1000) PRN AMT  PRN  PUT  DISCRETN  MANAGERS  SOLE   SHARED NONE
--------------                 --------   ---------   ------  -------  --- ----- --------  --------  ------ ------ ----

Accredo Health                  COM       00437V104     1316   41640   SH         SOLE      N/A       41640      0   0
AGL Resources                   COM       001204106     1461   50190   SH         SOLE      N/A       50190      0   0
Alamosa PCS Holdings            COM       011589108     1764  439960   SH         SOLE      N/A      439960      0   0
Albany International            COM       012348108      166    4910   SH         SOLE      N/A        4910      0   0
Alexander & Baldwin             COM       014482103     1677   49690   SH         SOLE      N/A       49690      0   0
All American Financial          COM       019754100      335   10880   SH         SOLE      N/A       10880      0   0
Alliance Data Systems           COM       018581108     1150   41540   SH         SOLE      N/A       41540      0   0
Allied Waste Industries         COM       019589308      322   23210   SH         SOLE      N/A       23210      0   0
American Financial Group        COM       025932104      341   12880   SH         SOLE      N/A       12880      0   0
Amphenol Corp                   COM       032095101     1702   26620   SH         SOLE      N/A       26620      0   0
AMR Corp                        COM       001765106      322   24900   SH         SOLE      N/A       24900      0   0
Ann Taylor Stores Corp          COM       036115103      900   23080   SH         SOLE      N/A       23080      0   0
Appex Silver Mines              COM       G04074103     1407   67300   SH         SOLE      N/A       67300      0   0
Applied Films Corporation       COM       038197109      624   18890   SH         SOLE      N/A       18890      0   0
Axcan Pharma                    COM       054923107     1280   81810   SH         SOLE      N/A       81810      0   0
BankAtlantic Bancorp            COM       065908501     1176   61895   SH         SOLE      N/A       61895      0   0
Boise Cascade Corp              COM       097383103     2264   68890   SH         SOLE      N/A       68890      0   0
BSB Bancorp                     COM       055652101      418   10580   SH         SOLE      N/A       10580      0   0
Carbo Ceramics                  COM       140781105     1516   29590   SH         SOLE      N/A       29590      0   0
Cardiotech International        COM       14160C100      555  102870   SH         SOLE      N/A      102870      0   0
Carrekar-Antinori               COM       144433109      471   33630   SH         SOLE      N/A       33630      0   0
Cash American Int'l             COM       14754D100     1027   48470   SH         SOLE      N/A       48470      0   0
Ceres Group                     COM       156772105      346   58580   SH         SOLE      N/A       58580      0   0
Chicago Mercantile Exchange     COM       167760107     1713   23680   SH         SOLE      N/A       23680      0   0
Church & Dwight Co              COM       171340102     1108   27990   SH         SOLE      N/A       27990      0   0
Clark                           COM       181457102      957   49760   SH         SOLE      N/A       49760      0   0
Cleveland-Cliffs                COM       185896107     1273   24990   SH         SOLE      N/A       24990      0   0
CRAY                            COM       225223106      468   47120   SH         SOLE      N/A       47120      0   0
Dade Behring Holdings           COM       23342J206     1316   36820   SH         SOLE      N/A       36820      0   0
Dave & Busters                  COM       23833N104      206   16250   SH         SOLE      N/A       16250      0   0
Delphi Financiloa Group         COM       247131105     1236   34340   SH         SOLE      N/A       34340      0   0
Dionex Corp                     COM       254546104      994   21600   SH         SOLE      N/A       21600      0   0
Discovery Laboratories          COM       254668106      605   57710   SH         SOLE      N/A       57710      0   0
EFunds Corp                     COM       28224R101     1267   73010   SH         SOLE      N/A       73010      0   0
Elizabeth Arden                 COM       28660G106     1336   67080   SH         SOLE      N/A       67080      0   0
Emmis Broadcasting Corp         COM       291525103     1087   40190   SH         SOLE      N/A       40190      0   0
Endocare                        COM       29264P104      626  156060   SH         SOLE      N/A      156060      0   0
First Cash Financial Srvcs      COM       31942D107      178    6930   SH         SOLE      N/A        6930      0   0
FNB Corp                        COM       302520101      242    6830   SH         SOLE      N/A        6830      0   0
Fording Canadian Coal           COM       345425102     1772   49900   SH         SOLE      N/A       49900      0   0
FPIC Insurance Group            COM       302563101      219    8730   SH         SOLE      N/A        8730      0   0
Golden Star Resources           COM       38119T104     2032  291480   SH         SOLE      N/A      291480      0   0
GrafTech International          COM       384313102     1847  136840   SH         SOLE      N/A      136840      0   0
Gray Television                 COM       389375106      967   63940   SH         SOLE      N/A       63940      0   0
Great Lakes Chemical            COM       390568103     1191   43810   SH         SOLE      N/A       43810      0   0
Griffon Corporation             COM       398433102     1843   90980   SH         SOLE      N/A       90980      0   0
Handleman Company               COM       410252100     1163   56660   SH         SOLE      N/A       56660      0   0
Headwaters                      COM       42210P102     1498   76800   SH         SOLE      N/A       76800      0   0
Hecla Mining Co                 COM       422704106      988  119220   SH         SOLE      N/A      119220      0   0
Image Sensing Systems           COM       45244C104       73    7220   SH         SOLE      N/A        7220      0   0
Imperial Sugar Co               COM       453096208     1313   92930   SH         SOLE      N/A       92930      0   0
Informatica Corporation         COM       45666Q102      949   92160   SH         SOLE      N/A       92160      0   0
Inforte Corporation             COM       45677R107      278   33530   SH         SOLE      N/A       33530      0   0
Interactive Data Corp           COM       45840J107     1046   63140   SH         SOLE      N/A       63140      0   0
Intergraph                      COM       458683109     1874   78300   SH         SOLE      N/A       78300      0   0
Interstate Bakeries Corp        COM       46072H108     1363   95760   SH         SOLE      N/A       95760      0   0
IPC Holdings Ltd                COM       G4933P101     1721   44250   SH         SOLE      N/A       44250      0   0
Jarden Corp                     COM       471109108     1537   56200   SH         SOLE      N/A       56200      0   0
Jefferies Group                 COM       472319102     1196   36220   SH         SOLE      N/A       36220      0   0
KCS Energy                      COM       482434206      890   84390   SH         SOLE      N/A       84390      0   0
Kindred Healthcare              COM       494580103     2075   39910   SH         SOLE      N/A       39910      0   0
K-Swiss                         COM       482686102     1478   61310   SH         SOLE      N/A       61310      0   0
LabOne                          COM       50540L105     1596   49140   SH         SOLE      N/A       49140      0   0
Laidlaw International           COM       50730R102     2837  205100   SH         SOLE      N/A      205100      0   0
Metal Management                COM       591097209      626   16960   SH         SOLE      N/A       16960      0   0
Moore Wallace                   COM       615857109      387   20650   SH         SOLE      N/A       20650      0   0
MSC Software Corporation        COM       553531104     1821  192680   SH         SOLE      N/A      192680      0   0
Nanogen                         COM       630075109      865   95950   SH         SOLE      N/A       95950      0   0
NII Holdings                    COM       62913F201      883   11830   SH         SOLE      N/A       11830      0   0
Oil States International        COM       678026105     1127   80870   SH         SOLE      N/A       80870      0   0
People's Bank                   COM       710198102     1294   39750   SH         SOLE      N/A       39750      0   0
Pride International             COM       74153Q102      336   18000   SH         SOLE      N/A       18000      0   0
Proassurance Corp               COM       74267C106     1183   36810   SH         SOLE      N/A       36810      0   0
Provident Bankshares Corp       COM       743859100      222    7520   SH         SOLE      N/A        7520      0   0
Quidel Corporation              COM       74838J101     1907  177080   SH         SOLE      N/A      177080      0   0
R.H. Donnelley Corp             COM       74955W307     1246   31280   SH         SOLE      N/A       31280      0   0
Range Resources Corp            COM       75281A109     1216  128630   SH         SOLE      N/A      128630      0   0
Rayovac Corporation             COM       755081106     1765   84230   SH         SOLE      N/A       84230      0   0
Scansoft                        COM       80603P107      383   72040   SH         SOLE      N/A       72040      0   0
School Speciality               COM       807863105     1287   37840   SH         SOLE      N/A       37840      0   0
Selective Insurance Group       COM       816300107     1265   39090   SH         SOLE      N/A       39090      0   0
Sierra Health Services          COM       826322109     2134   77730   SH         SOLE      N/A       77730      0   0
Source Interlink Cos            COM       836151209     1368  128830   SH         SOLE      N/A      128830      0   0
Spanish Broadcasting System     COM       846425882      705   66860   SH         SOLE      N/A       66860      0   0
Spatialight                     COM       847248101      713  132740   SH         SOLE      N/A      132740      0   0
Sterling Financial Corp         COM       859319105      328    9580   SH         SOLE      N/A        9580      0   0
Systems & Computer Technology   COM       871873105     2008  122690   SH         SOLE      N/A      122690      0   0
Temple Inland                   COM       879868107      360    5740   SH         SOLE      N/A        5740      0   0
The Brink's Co                  COM       109696104     3319  146790   SH         SOLE      N/A      146790      0   0
Timberland Co                   COM       887100105      682   13090   SH         SOLE      N/A       13090      0   0
Timken Company                  COM       887389104      325   16220   SH         SOLE      N/A       16220      0   0
TRC COS                         COM       872625108      886   42060   SH         SOLE      N/A       42060      0   0
Trinity Biotech PLC             COM       896438108      364   65260   SH         SOLE      N/A       65260      0   0
United Industrial Corp          COM       910671106     1283   71060   SH         SOLE      N/A       71060      0   0
United Panam Financial          COM       911301109      119    7110   SH         SOLE      N/A        7110      0   0
Viasat                          COM       92552V100      631   32960   SH         SOLE      N/A       32960      0   0
Wabash Natl Corp                COM       929566107     1363   46520   SH         SOLE      N/A       46520      0   0
Watts Water Technologies        COM       942749102      235   10570   SH         SOLE      N/A       10570      0   0
Webster Financial Corp          COM       947890109     1158   25250   SH         SOLE      N/A       25250      0   0
Westamerica Bancorporation      COM       957090103     1044   20970   SH         SOLE      N/A       20970      0   0
Western Gas Resources           COM       958259103      198    4180   SH         SOLE      N/A        4180      0   0
WMS Industries                  COM       929297109     1136   43350   SH         SOLE      N/A       43350      0   0
Zilog                           COM       989524202      118   22660   SH         SOLE      N/A       22660      0   0
